Investment Objectives and Goals - Point Bridge America First ET	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Point Bridge America First ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Point Bridge America First ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”).